ADVANCES FROM CUSTOMERS AND DEFERRED REVENUES	12 Months Ended
Dec. 31, 2025
Deferred Revenue [Abstract]
ADVANCES FROM CUSTOMERS AND DEFERRED REVENUES
NOTE 5:-	ADVANCES FROM CUSTOMERS AND DEFERRED REVENUES

Approximately $14,009 out of the advances from customers and deferred revenue balance as of December 31, 2024 was recognized as revenues during the year ended December 31, 2025.

The balance of advances from customers and deferred revenues approximates the aggregate amount of the billed and collected amount allocated to the unsatisfied performance obligations at the end of the reporting period. The increase of advances from customers and deferred revenues in the year ended December 31, 2025 is mainly related to the acquisition of SBS (see Note 17).

The aggregate estimated amount of the transaction price allocated to performance obligations from contracts with customers that have an original expected duration of more than one year and that are unsatisfied (or partially unsatisfied) as of December 31, 2025 is approximately $431,533. Such unsatisfied performance obligations, other than for large scale governmental projects (expected to be recognized over periods of approximately 4-9 years), principally relate to contracts in which the Company committed to provide customer care services, extended warranty on equipment delivered to its customers or other services for an original period of more than one year. As of December 31, 2025, the Company expects to recognize approximately 83% of its remaining performance obligations as revenue within the next 3 years, with the remainder recognized over a period of approximately 4-9 years. The Company elected to use the practical expedient of not disclosing transaction prices allocated to performance obligations that are unsatisfied (or partially unsatisfied) as of the end of the reporting period, that are part of contracts with an original expected duration of one year or less.

During the year ended December 31, 2025, the Company recognized approximately $10,885 of revenue from performance obligations that were satisfied (or partially satisfied) in previous periods, due to the variable consideration constraint in ASC 606. The corresponding balance is presented under long-term assets as of December 31, 2025.